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(ING FUNDS LOGO)

August 18, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: ING MUTUAL FUNDS ("REGISTRANT")
    (File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 117 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A.

     Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

                                        Regards,


                                        /s/ Paul A. Caldarelli
                                        ----------------------------------------
                                        Paul A. Caldarelli
                                        Counsel
                                        ING U.S. Legal Services

cc: Reza Pishva
    Dechert LLP

7337 E. Doubletree Ranch Rd.   Tel: 480-477-3000
Scottsdale, AZ 85258-2034      Fax: 480-477-2700
                               www.ingfunds.com